OBLIGATIONS OF LAW No. 14,182/2021 - Maturity Analysis Of Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 37,358,230	R$ 35,186,792
2025
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,666,599
2026
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,175,287
2027
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,616,443
2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	3,488,974
After 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 24,410,927
Energy Development Account
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	7.60%
Non-current	R$ 31,570,364	29,157,771
Energy Development Account | 2025
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	1,774,589
Energy Development Account | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,311,307
Energy Development Account | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,778,988
Energy Development Account | 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	2,676,621
Energy Development Account | After 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 22,028,859
River Basin Revitalization
OBLIGATIONS OF LAW No. 14,182/2021
Percentage used for determining the present value of obligations	5.67%
Non-current	R$ 5,787,866	R$ 6,029,021
River Basin Revitalization | 2025
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	892,010
River Basin Revitalization | 2026
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	863,980
River Basin Revitalization | 2027
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	837,455
River Basin Revitalization | 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	812,353
River Basin Revitalization | After 2028
OBLIGATIONS OF LAW No. 14,182/2021
Non-current	R$ 2,382,068